SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
SEGMENT REPORTING
SEGMENT REPORTING

19.         SEGMENT REPORTING

In accordance with ASC 280, Segment Reporting, the Company’s chief operating decision maker (“CODM”) has been identified as the executive chairman of the board of directors, who makes resource allocation decisions and assesses performance based on the Company’s consolidated results. As a result, the Company has only one reportable segment.

The Company concluded that consolidated net income (loss) reported in the consolidated statements of comprehensive income (loss) is the measure of segment profitability, and consolidated total assets reported in the consolidated balance sheets is the measure of segment assets. The CODM refer to consolidated operating results and financial condition when addressing strategic and operational matters and allocating resources. For the years ended December 31, 2022, 2023 and 2024, the Company’s significant expense categories that are regularly reviewed by management include selling expenses, general and administrative expenses, and impairment of long-lived assets. The amounts for these expense categories are presented in the consolidated statements of comprehensive income (loss).

Geographic disclosures

As the Company generates substantially all of its revenues from customers domiciled in the PRC, no geographical segments are presented. All of the Company’s long-lived assets are located in the PRC except for buildings and land with net book values of US$58,671 and US$57,643 as of December 31, 2023 and 2024, respectively, which are located in the United States of America.